Significant accounting policies - Exchange rates for the currencies (Details)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Foreign exchange rates [abstract]
Exchange rate as at end of year	1.3076	1.2630
Average exchange rate for year ended	1.2717	1.2688